Property and equipment (Tables)	12 Months Ended
Mar. 30, 2024
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
The components of property and equipment are as follows:

	As of
	March 30, 2024	March 25, 2023
	(In thousands)
Leasehold improvements	36,285	35,973
Furniture, fixtures and equipment	14,853	13,866
Software and electronic equipment	16,201	14,864

	67,339	64,703
Accumulated depreciation and impairment charges	(41,622)	(37,866)

	$25,717	$26,837